Basis of preparation (Details) - revenue_source	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of sources of revenues	2
Disclosure of subsidiaries [line items]
Contract costs, amortization period	5 years
Docebo S.p.A
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo NA, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo EMEA FZ-LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo UK Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo France Société par Actions Simplifiée1 (“Docebo France”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo DACH GmbH2 (“Docebo Germany”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	0.00%